Costs and Estimated Earnings on Uncompleted Contracts - Costs and Estimated Earnings on Uncompleted Contracts (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Contractors [Abstract]
Costs incurred on uncompleted contracts	$ 8,521	$ 7,608
Estimated earnings	3,909	3,553
Costs and estimated earnings on uncompleted contracts, Gross	12,430	11,161
Less: Billings to date	12,989	11,393
Total net estimate billing on uncompleted contracts	(559)	(232)
Costs and estimated earnings in excess of billings on uncompleted contracts	1,520	1,539
Billings in excess of costs and estimated earnings on uncompleted contracts	(2,079)	(1,771)
Total net estimate billing on uncompleted contracts	$ (559)	$ (232)